Guarantees, Commitments and Pledged Assets - Summary of Carrying Value of Pledged Assets and Details of Related Activities (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged	$ 204,601	$ 183,888
Obligations related to securities sold under repurchase agreements	82,816	86,789
Total	287,417	270,677
Bank of Canada [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged	118	25
Foreign governments and central banks [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged	3,147	2,653
Clearing system payment systems and depositories [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged	1,629	1,195
Exchange traded derivative transactions [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged	3,127	2,181
Over The Counter Derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged	7,246	8,126
Securities borrowing and lending [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged	128,383	115,987
Covered bonds [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged	30,725	27,806
Securitization [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged	6,085	4,801
Canada mortgage housing corporation program [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged	23,178	20,471
Other assets [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged	$ 963	$ 643